Revenues	12 Months Ended
Dec. 31, 2011
Notes To Consolidated Financial Statements [Abstract]
Time Charter And Voyage Revenue [Text Block]

11. Revenues

Revenues are comprised of the following:
	Year Ended
	December 31,
	2009	2010	2011
Time charter revenue	$165,604	$157,663	$167,759
Ballast bonus	980	―	2,382
Other income	1,816	2,035	1,895
Total	$168,400	$159,698	$172,036